Note 16 - Management Services Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Jan. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

16. Management Services Agreement

In August 2013 the Company entered into a two-year Management Services Agreement with 2012 DOOH Investments, LLC (the “Consultant”) managed by Mr. Donald R. Wilson, a major stockholder. Under the Agreement, the Consultant will provide management consulting services to the Company and its subsidiaries with respect to financing, acquisitions, sourcing, diligence, and strategic planning.

In consideration for its services, the Consultant received a one-time payment of 120,000 shares of the common stock of the Company which had a market value of $960,000 when issued in August 2013. The value of the common stock will be amortized over the term of the agreement and $80,000 has been charged to operations for the period April 20 through September 30, 2013. The unamortized value of the common stock of $880,000 is included in Other Assets at September 30, 2013.

Under the Agreement, the Consultant also receives an annual services fee of $50,000.

8. Related Party Transactions

The Company incurs an annual management fee of $125,000 from Golden Gate Capital, the Company’s majority shareholder. This management fee expense is included in selling, general, and administrative expense in the consolidated statements of income and comprehensive income with no amounts due as of January 31, 2013, 2012 and 2011, respectively.